RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Fair value of the embedded derivative liability May 10, 2012
Issuance Date	Fair Value	Term	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
5/10/12	$51,282	12 months	$0.00195	$0.0032	152%	0.09

Fair value of the embedded derivative liability, September 30, 2012
Fair Value	Term	Assumed Conversion Price	Volatilty Percentage	Interest Rate
$62,753	8 months	$0.001235	158%	0.14